Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Loss Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Loss Per Share	The following table presents the calculation of basic and diluted net loss per share attributable to common stockholders for the periods ended June 30, 2026, and 2025.

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Numerator:
Net loss attributable to common stockholders	(12,501,519)	(9,209,247)	(19,928,085)	(19,278,511)

Denominator:
Basic and diluted weighted-average shares outstanding	86,132,077	77,064,709	86,021,326	73,957,742

Loss per share:
Basic and diluted loss per share	(0.15)	(0.12)	(0.23)	(0.26)

Schedule of Diluted Net Loss Per Share

The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	June 30, 2026	Dec 31, 2025

Stock options	2,965,489	3,335,989